Investments in affiliates (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets	$ 9,229	$ 10,545
Total assets	20,708	22,120
Total liabilities	(4,014)	(5,640)
Total shareholders' equity	15,743	15,641
Blue Sky
Current assets	50,487	51,683
Non-current assets	10,569	10,909
Total assets	61,056	62,592
Total liabilities	(25,204)	(26,374)
Total shareholders' equity	$ 35,852	$ 36,218